Disaggregated revenue	12 Months Ended
Dec. 31, 2020
Revenue From Contracts With Customers [Abstract]
Disaggregated revenue	Disaggregated revenue
The Company derives its revenues from two main sources, software-as-a-service application (“SaaS”), and professional services revenue, which includes services such as initial project management, training and integration. Subscription revenue related to the provision of SaaS is recognized ratably over the contract term as the service is delivered. Professional services revenue is recognized as services are rendered.
The following table represents disaggregation of revenue for the fiscal year ended December 31:

	2020	2019
	$	$
Subscription revenue	57,415	37,283
Professional services	5,502	4,160
	62,917	41,443

The following table presents revenue expected to be recognized in future years related to performance obligations that are unsatisfied as at December 31:

	2021	2022	2023 and thereafter
	$	$	$
Subscription revenue	57,212	34,060	15,505
Professional services	1,735	—	—
	58,947	34,060	15,505

The Company recognizes a contract asset for incremental costs of obtaining a contract with a customer. An asset is only recognized when the Company expects to fully recover those costs. Incremental costs of obtaining a contract include sales commissions that otherwise would not have been incurred had the contract not been obtained. The asset recognized is amortized on a straight line basis over the non-cancellable period of the related service that is provided.

	2020	2019
	$	$
Beginning balance	1,303	618
Contract acquisition costs	2,519	1,084
Amortization expense	(1,021)	(399)
Ending balance	2,801	1,303

Current	1,345	605
Non-current	1,456	698
	2,801	1,303

The following tables provide information about unbilled trade receivable and deferred revenue:
Unbilled trade receivable

	2020	2019
	$	$
Beginning balance	736	372
Decrease from transfers to trade receivables	(736)	(372)
Increase from revenue recognized	706	736
Ending balance	706	736

Deferred revenue

	2020	2019
	$	$
Beginning balance	17,997	12,687
Decrease from revenue recognized	(59,295)	(40,707)
Increase due to amounts invoiced	69,341	45,406
Foreign exchange and other movements	288	611
Ending balance	28,331	17,997